Related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related party transactions

(In thousands)
Balance at December 31, 2018	$133,319
New loans	1,491
Payments	(1,800)
Other changes, including existing loans to new related parties	44
Balance at December 31, 2019	$133,054
New loans	8,360
Payments	(16,839)
Other changes, including existing loans to new related parties	316
Balance at December 31, 2020	$124,891
New loans and payments include disbursements and collections from existing lines of credit.

EVERTEC Inc.
Equity method investments
(In thousands)	December 31, 2020	December 31, 2019
Equity investment in EVERTEC	$86,158	$73,534

Balance sheet data resulting from related party transactions
(In thousands)	December 31, 2020	December 31, 2019
Accounts receivable (Other assets)	$5,678	$7,779
Deposits	(125,361)	(63,850)
Accounts payable (Other liabilities)	(2,395)	(1,290)
Net total	$(122,078)	$(57,361)

Proportionate Share Of Income Loss And Changes In Stockholders Equity
	Years ended December 31,
(In thousands)	2020	2019	2018
Share of income from investment in EVERTEC	$16,936	$16,749	$13,892
Share of other changes in EVERTEC's stockholders' equity	865	516	1,659
Share of EVERTEC's changes in equity recognized in income	$17,801	$17,265	$15,551

Income Statement Data Resulting From Related Party Transactions
	Years ended December 31,
(In thousands)	2020	2019	2018	Category
Interest expense on deposits	$(315)	$(106)	$(79)	Interest expense
ATH and credit cards interchange income from services to EVERTEC	22,406	29,224	33,658	Other service fees
Rental income charged to EVERTEC	7,305	7,418	7,271	Net occupancy
Fees on services provided by EVERTEC	(223,069)	(219,992)	(174,048)	Professional fees
Other services provided to EVERTEC	1,002	1,118	1,059	Other operating expenses
Total	$(192,671)	$(182,338)	$(132,139)